PROPERTY PLANT AND EQUIPMENT - contractual commitments (Details) - ZAR (R)	Jun. 30, 2018	Jun. 30, 2017
Property, plant and equipment [abstract]
Contracted for but not provided for in the consolidated financial statements	R 32,700,000	R 11,200,000
Contractual commitment for acquisition of business	R 29,200,000